EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

12.  EMPLOYEE BENEFITS

The full‑time employees of the Group’s subsidiaries and VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of operations and comprehensive income. The total amounts charged to the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB198,272,  RMB230,263 and RMB293,452 for the years ended December 31, 2016, 2017 and 2018, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.